FAIR VALUE DISCLOSURES - Summary of Financial Assets and Liabilities Measure at Fair Value on a Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Assets
Derivatives	$ 24,566		$ 14,974
Available-for-sale investment securities	162,600			152,800
Fair Value, Measurements, Recurring
Assets
Derivatives	0
Available-for-sale investment securities	1,441,846
Total	1,441,846
Liabilities
Derivatives	3,557
Fair Value, Measurements, Recurring | Fair Value Measurements Using Level 1
Assets
Derivatives	0
Available-for-sale investment securities	141
Total	141
Liabilities
Derivatives	0
Fair Value, Measurements, Recurring | Fair Value Measurements Using Level 2
Assets
Derivatives	24,566
Available-for-sale investment securities	1,441,705
Total	1,466,271
Liabilities
Derivatives	28,123
Fair Value, Measurements, Recurring | Fair Value Measurements Using Level 3
Assets
Derivatives	0
Available-for-sale investment securities	0
Total	0
Liabilities
Derivatives	0
Fair Value, Measurements, Recurring | Netting Adjustments
Assets
Derivatives	(24,566)	[1]
Available-for-sale investment securities	0	[1]
Total	(24,566)	[1]
Liabilities
Derivatives	$ (24,566)	[1]

[1]	Amounts represent the impact of legally enforceable master netting arrangements that allow First Financial to settle positive and negative positions and also cash collateral held with the same counterparties.